Prospectus, May 1, 2004

Evergreen
Variable Annuity Funds

Evergreen VA Core Bond Fund
Evergreen VA Foundation Fund
Evergreen VA Fund
Evergreen VA Growth Fund
Evergreen VA Growth and Income Fund
Evergreen VA High Income Fund
Evergreen VA International Equity Fund
(formerly Evergreen VA International Growth Fund)
Evergreen VA Omega Fund
Evergreen VA Special Equity Fund
Evergreen VA Special Values Fund
(formerly Evergreen VA Small Cap Value Fund)
Evergreen VA Strategic Income Fund
Class 2
The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen VA Core Bond Fund
Evergreen VA Foundation Fund
Evergreen VA Fund
Evergreen VA Growth Fund
Evergreen VA Growth and Income Fund
Evergreen VA High Income Fund
Evergreen VA International Equity Fund
Evergreen VA Omega Fund
Evergreen VA Special Equity Fund
Evergreen VA Special Values Fund
Evergreen VA Strategic Income Fund

GENERAL INFORMATION:

The Funds' Investment Advisor
The Funds' Sub-Advisor
The Funds' Portfolio Managers
Calculating the Share Price
How to Choose the Share Class That Best Suits You
Participating Insurance Companies
How to Buy and Redeem Shares
Other Services
The Tax Consequences of Investing in the Funds
Fees and Expenses of the Funds
Financial Highlights
Other Fund Practices
Index Descriptions

In general,

the Funds included in this prospectus provide investors with a selection of investment alternatives which seek capital growth, income and diversification. Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For further information about these contracts and policies, please see the separate prospectuses issued by the participating life insurance companies.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

Overview of Fund Risks

Variable Annuity Funds

Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. Shares of the Funds may be purchased through a variable annuity contract or variable life insurance policy by placing an order with your participating life insurance company. For more information about the Funds and the other funds offered in the Evergreen funds family, please call 1.800.847.5397.

The Funds offered in this prospectus follow various investment strategies and focus their investments on a variety of securities. The Funds typically rely on the following basic strategies, selling a portfolio investment: i) when the issuers' investment fundamentals begin to deteriorate; ii) when the investment reaches or exceeds the portfolio managers' targeted value; iii) to take advantage of more attractive investment opportunities; iv) when the investment no longer appears to meet the Fund's investment objective; v) when the Fund must meet redemptions; or vi) for other investment reasons which the portfolio managers deem necessary.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Each Fund may temporarily invest up to 100% of its assets in high-quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with each Fund's principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

  not guaranteed to achieve its investment goal;
  not a deposit with a bank;
  not insured, endorsed or guaranteed by the FDIC or any government agency; and
  subject to investment risks, including possible loss of your original investment.
Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk

Your investment in a Fund will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the dividend yield, total return earned on and the value of your investment would likely decline. Even if general economic conditions do not change, the dividend yield, total return earned on and the value of your investment could decline if the particular industries, companies or sectors in which a Fund invests do not perform well.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk

Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

Interest Rate Risk

If interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If a Fund invests a significant portion of its portfolio in debt securities or stocks purchased primarily for dividend income, and interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by a Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If a Fund invests in debt securities, then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. A Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements or dollar rolls, which involve a promise by a third party to honor an obligation to a Fund. Such third party may be unwilling or unable to honor its financial obligations.

Foreign Investment Risk

If a Fund invests in non-U.S. securities it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which a Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. In addition, if the value of any foreign currency in which a Fund's investments are denominated declines relative to the U.S. dollar, the dividend yield, total return earned on and the value of your investment in a Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

VA Core Bond Fund

FUND FACTS:

Goal:

  Maximize Total Return

  Principal Investments:

  Investment Grade Corporate Bonds, Mortgage-Backed and Asset-Backed Securities
  U.S. Treasury and Agency Obligations

  Class of Shares Offered in this Prospectus:

  Class 2

  Investment Advisor:

  Evergreen
  Investment
  Management
  Company, LLC

  Sub-Advisor:

  Tattersall Advisory Group, Inc.

  Portfolio Managers:

  By Team

  Dividend Payment Schedule:

  Annually

  INVESTMENT GOAL

  The Fund seeks to maximize total return through a combination of current income and capital growth.

  INVESTMENT STRATEGY

  The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 2.

  The Fund normally invests at least 80% of its assets in U.S. dollar-denominated investment grade debt securities, including debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government, corporate bonds, mortgage-backed securities, asset-backed securities, and other income producing securities. The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. The Fund maintains a bias toward corporate and mortgage-backed securities in order to capture higher levels of income. The Fund expects duration to provide a better measure of interest rate sensitivity than maturity. Accordingly, the Fund intends to limit duration to a two-year minimum and a six-year maximum while the weighted average maturity is expected to be longer than the weighted average duration. Maturity measures the average final payable dates of debt instruments. Duration measures the average life of a bond, defined as the weighted average periods until each payment is made, with weights proportional to the present value of the payment. In addition, the remaining 20% of the Fund's assets may be represented by cash or invested in various cash equivalents or shares of registered investment companies. As part of its investment strategy, the Fund may engage in dollar roll transactions, which allows the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date.

  The Fund typically invests in debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, including mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations (CMOs) issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the full faith and credit of the U.S. government. Securities issued by FNMA or FHLMC, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

  RISK FACTORS

  Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 2 under the headings:

    Interest Rate Risk
    Credit Risk
  In addition, the Fund may also be subject to the risks associated with investing in mortgage-backed and other asset-backed securities. Asset-backed securities are created by the grouping of certain government-related loan, automobile and credit card receivables and other lender assets, such as mortgages, into pools. Interests in these pools are sold as individual securities. Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

  For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

  PERFORMANCE

  The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

  The table below shows the percentage gain or loss for Class 2 shares of the Fund in each full calendar year since the Class 2 shares' inception on 7/31/2002. It should give you a general idea of the risks of investing in the Fund. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

  Year-by-Year Total Return for Class 2 Shares (%)
1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
3.61

Best Quarter:	2nd Quarter 2003	+ 2.32%
Worst Quarter:	3rd Quarter 2003	- 0.19%

  The next table lists the Fund’s average annual total return for Class 2 shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Lehman Brothers Aggregate Bond Index (LBABI). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index

  Average Annual Total Return
  (for the period ended 12/31/2003)
	Inception Date of Class	1 year	5 year	10 year	Performance Since 7/31/2002
Class 2	7/31/2002	3.61%	N/A	N/A	5.68%
LBABI		4.10%	N/A	N/A	6.45%

  EXPENSES

  This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

  You pay no shareholder transaction fees.

  Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class 2
Management Fees	0.32%
12b-1 Fees	0.25%
Other Expenses	0.30%
Total Fund Operating Expenses	0.87%

  The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

  Example of Fund Expenses
After:	Class 2
1 year	$ 89
3 years	$ 278
5 years	$ 482
10 years	$ 1,073

  VA Foundation Fund

  FUND FACTS:

  Goals:

  Capital Growth
  Current Income

  Principal Investments:

  Common and Preferred Stocks and Convertible Securities of Large U.S. Companies
  U.S. Treasury and Agency Obligations
  Investment Grade Debt Securities

  Class of Shares Offered in this Prospectus:

  Class 2

  Investment Advisor:

  Evergreen
  Investment
  Management
  Company, LLC

  Sub-Advisor:

  Tattersall Advisory Group, Inc.

  Portfolio Managers:

  By Teams

  Dividend Payment Schedule:

  Annually

  INVESTMENT GOAL

  The Fund seeks capital growth and current income.

  INVESTMENT STRATEGY

  The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 2.

  The Fund invests in a combination of equity and debt securities. Under normal conditions, the Fund will invest at least 25% of its assets in debt securities and the remainder in equity securities.

  The equity securities that the Fund invests in will primarily consist of the common stocks, preferred stocks and securities convertible or exchangeable for common stocks of large U.S. companies (i.e., companies whose market capitalization falls within the range tracked by the Russell 1000® Index, at the time of purchase). In addition, the equity portion of the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 1000® Index. As of its last reconstitution on June 30, 2003, the Russell 1000® Index had a market capitalization range of approximately $462.4 million to $287.3 billion.

  The Fund's portfolio managers use a diversified equity style of management, best defined as a blend between growth and value stocks. “Growth” stocks are stocks of companies which the Fund’s portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. “Value” stocks are stocks of companies which the Fund’s portfolio managers believe are undervalued. The portfolio managers look for factors that could trigger a rise in price such as new products or markets or positive changes in corporate structure or market perception. The Fund’s investment in equity securities will be on the basis of the potential for capital growth.

  The Fund normally invests primarily all of the fixed income portion in U.S. dollar-denominated investment grade debt securities, including debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government, corporate bonds, mortgage-backed securities, asset-backed securities, and other income producing securities. The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. The Fund maintains a bias toward corporate and mortgage-backed securities in order to capture higher levels of income. The Fund expects duration to provide a better measure of interest rate sensitivity than maturity. Accordingly, the Fund intends to limit duration to a two-year minimum and a six-year maximum while the weighted average maturity is expected to be longer than the weighted average duration.

  The Fund typically invests in debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, including mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations (CMOs) issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the full faith and credit of the U.S. government. Securities issued by FNMA or FHLMC, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

  RISK FACTORS

  Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 2 under the headings:

    Stock Market Risk
    Market Capitalization Risk
    Investment Style Risk
    Interest Rate Risk
    Credit Risk
  In addition, the Fund may also be subject to the risks associated with investing in mortgage-backed and other asset-backed securities. Asset-backed securities are created by the grouping of certain government-related loan, automobile and credit card receivables and other lender assets, such as mortgages, into pools. Interests in these pools are sold as individual securities. Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

  For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices." For a definition of the index mentioned above, please see "Index Descriptions" at the back of this prospectus.

  PERFORMANCE

  The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

  The table below shows the percentage gain or loss for Class 2 shares of the Fund in each full calendar year since 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

  Year-by-Year Total Return for Class 2 Shares (%) 1
1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			27.80	10.63	10.64	- 4.93	- 8.57	- 9.72	15.48

Best Quarter:	2nd Quarter 1997	+ 13.26%[1]
Worst Quarter:	1st Quarter 2001	- 8.83%[1]

  The next table lists the Fund’s average annual total return for Class 2 shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Aggregate Bond Index (LBABI) and the Russell 1000® Index (Russell 1000). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

  Average Annual Total Return
  (for the period ended 12/31/2003) 1
	Inception Date of Class	1 year	5 year	10 year	Performance Since 3/1/1996
Class 2	7/31/2002	15.48%	0.05%	N/A	6.47%
LBABI		4.10%	6.62%	N/A	7.09%
Russell 1000		29.89%	- 0.13%	N/A	8.94%

  1.  Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

  EXPENSES

  This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

  You pay no shareholder transaction fees.

  Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class 2
Management Fees	0.75%
12b-1 Fees	0.25%
Other Expenses	0.18%
Total Fund Operating Expenses	1.18%

  The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

  Example of Fund Expenses
After:	Class 2
1 year	$ 120
3 years	$ 375
5 years	$ 649
10 years	$ 1,432

  VA Fund

  FUND FACTS:

  Goal:

  Long-term Capital Growth

  Principal Investment:

  Large-Cap U.S. Common Stocks

  Class of Shares Offered in this Prospectus:

  Class 2

  Investment Advisor:

  Evergreen
  Investment
  Management
  Company, LLC

  Portfolio Managers:

  By Teams

  Dividend Payment Schedule:

  Annually

  INVESTMENT GOAL

  The Fund seeks long-term capital growth.

  INVESTMENT STRATEGY

  The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 2.

  The Fund invests primarily, and under normal conditions substantially all of its assets, in the common stocks of large U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 1000® Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 1000® Index. As of its last reconstitution on June 30, 2003, the Russell 1000® Index had a market capitalization range of approximately $462.4 million to $287.3 billion. The Fund’s portfolio managers use a diversified equity style of management, best defined as a blend between growth and value stocks. “Growth” stocks are stocks of companies which the Fund’s portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. “Value” stocks are stocks of companies which the Fund’s portfolio managers believe are undervalued. Other equity securities in which the Fund may invest include preferred stocks and securities convertible into common stocks.

  RISK FACTORS

  Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 2 under the headings:

    Stock Market Risk
    Market Capitalization Risk
    Investment Style Risk
  For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices." For a definition of the index mentioned above, please see "Index Descriptions" at the back of this prospectus.

  PERFORMANCE

  The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

  The table below shows the percentage gain or loss for Class 2 shares of the Fund in each full calendar year since 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

  Year-by-Year Total Return for Class 2 Shares (%) 1
1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			37.16	6.44	23.03	- 11.99	- 17.85	- 22.30	27.08

Best Quarter:	4th Quarter 1998	+ 18.02%[1]
Worst Quarter:	3rd Quarter 1998	- 17.20%[1]

  The next table lists the Fund’s average annual total return for Class 2 shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000® Index (Russell 1000). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

  Average Annual Total Return
  (for the period ended 12/31/2003) 1
	Inception Date of Class	1 year	5 year	10 year	Performance Since 3/1/1996
Class 2	7/31/2002	27.08%	- 2.56%	N/A	5.07%
Russell 1000		29.89%	- 0.13%	N/A	8.94%

  1.  Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

  EXPENSES

  This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

  You pay no shareholder transaction fees.

  Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class 2
Management Fees	0.75%
12b-1 Fees	0.25%
Other Expenses	0.27%
Total Fund Operating Expenses [2]	1.27%

  2.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.25%.

  The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

  Example of Fund Expenses
After:	Class 2
1 year	$ 129
3 years	$ 403
5 years	$ 697
10 years	$ 1,534

  VA Growth Fund

  FUND FACTS:

  Goal:

  Long-term Capital Growth

  Principal Investment:

  Small- and Mid-Cap U.S. Common Stocks

  Class of Shares Offered in this Prospectus:

  Class 2

  Investment Advisor:

  Evergreen
  Investment
  Management
  Company, LLC

  Portfolio Managers:

  By Team

  Dividend Payment Schedule:

  Annually

  INVESTMENT GOAL

  The Fund seeks long-term capital growth.

  INVESTMENT STRATEGY

  The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 2.

  The Fund seeks to achieve its goal by investing at least 75% of its assets in common stocks of small- and medium-sized companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 2000® Growth Index, at the time of purchase). As of its last reconstitution on June 30, 2003, the Russell 2000® Growth Index had a market capitalization range of approximately $71 million to $1.7 billion. The remaining portion of the Fund’s assets may be invested in companies of any size. In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 2000® Growth Index. The Fund’s portfolio managers employ a growth-style of equity management and will purchase stocks of companies which have demonstrated earnings, asset values or growth potential which they believe are not yet reflected in the stock’s market price. A key factor considered by the portfolio managers would be a company whose earnings growth is above the average earnings growth of those companies included in the Russell 2000® Growth Index.

  RISK FACTORS

  Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 2 under the headings:

    Stock Market Risk
    Market Capitalization Risk
    Investment Style Risk
  For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices." For a definition of the index mentioned above, please see "Index Descriptions" at the back of this prospectus.

  PERFORMANCE

  The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

  The table below shows the percentage gain or loss for Class 2 of the Fund in each full calendar year since 3/3/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

  Year-by-Year Total Return for Class 2 Shares (%) 1
1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
					21.21	13.27	- 6.68	- 26.99	38.69

Best Quarter:	4th Quarter 1999	+ 30.97%[1]
Worst Quarter:	3rd Quarter 2001	- 22.04%[1]

  The next table lists the Fund’s average annual total return for Class 2 shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000® Growth Index (Russell 2000 Growth). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

  Average Annual Total Return
  (for the period ended 12/31/2003) 1
	Inception Date of Class	1 year	5 year	10 year	Performance Since 3/3/1998
Class 2	7/31/2002	38.69%	5.34%	N/A	3.02%
Russell 2000 Growth		48.54%	0.86%	N/A	- 0.24%

  1.  Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

  EXPENSES

  This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

  You pay no shareholder transaction fees.

  Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class 2
Management Fees	0.70%
12b-1 Fees	0.25%
Other Expenses	0.38%
Total Fund Operating Expenses [2]	1.33%

  2.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.25%.

  The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

  Example of Fund Expenses
After:	Class 2
1 year	$ 135
3 years	$ 421
5 years	$ 729
10 years	$ 1,601

  VA Growth and Income Fund

  FUND FACTS:

  Goals:

  Capital Growth
  Current Income

  Principal Investment:

  Medium-Cap and Large-Cap U.S. Common Stocks

  Class of Shares Offered in this Prospectus:

  Class 2

  Investment Advisor:

  Evergreen
  Investment
  Management
  Company, LLC

  Portfolio Managers:

  By Team

  Dividend Payment Schedule:

  Annually

  INVESTMENT GOAL

  The Fund seeks capital growth in the value of its shares and current income.

  INVESTMENT STRATEGY

  The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 2.

  The Fund invests primarily in the common stocks of medium- and large-sized U.S. companies, (i.e., companies whose market capitalization falls within the range tracked by the Russell 1000® Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 1000® Index. As of its last reconstitution on June 30, 2003, the Russell 1000® Index had a market capitalization range of approximately $462.4 million to $287.3 billion. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value- and growth-oriented equity securities. The Fund's portfolio managers look for companies that are temporarily undervalued in the marketplace, sell at a discount to their private market values and display certain characteristics such as earning a high return on investment and having some kind of competitive advantage in their industry. "Growth" stocks are stocks of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. The Fund intends to seek additional income primarily by investing up to 20% of its assets in convertible bonds, including below investment grade bonds, and convertible preferred stocks of any quality. The Fund may also invest up to 20% of its assets in foreign securities.

  RISK FACTORS

  Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 2 under the headings:

    Stock Market Risk
    Market Capitalization Risk
    Foreign Investment Risk
    Investment Style Risk
    Interest Rate Risk
    Credit Risk
  The Fund may also be subject to the risks associated with investing in below investment grade bonds. Below investment grade bonds are commonly referred to as “high yield” or “junk” bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value and resulting in a decreased liquidity of such bonds.

  For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices." For a definition of the index mentioned above, please see "Index Descriptions" at the back of this prospectus.

  PERFORMANCE

  The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

  The table below shows the percentage gain or loss for Class 2 shares of the Fund in each full calendar year since 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

  Year-by-Year Total Return for Class 2 Shares (%) 1
1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
			34.66	4.77	18.57	- 0.30	- 12.16	- 15.44	29.77

Best Quarter:	2nd Quarter 1997	+ 17.25%[1]
Worst Quarter:	3rd Quarter 2001	- 18.56%[1]

  The next table lists the Fund’s average annual total return for Class 2 shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000® Value Index (Russell 1000 Value). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

  Average Annual Total Return
  (for the period ended 12/31/2003) 1
	Inception Date of Class	1 year	5 year	10 year	Performance Since 3/1/1996
Class 2	7/31/2002	29.77%	2.64%	N/A	8.63%
Russell 1000 Value		30.03%	3.56%	N/A	10.37%

  1.  Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

  EXPENSES

  This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

  You pay no shareholder transaction fees.

  Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class 2
Management Fees	0.75%
12b-1 Fees	0.25%
Other Expenses	0.24%
Total Fund Operating Expenses	1.24%

  The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

  Example of Fund Expenses
After:	Class 2
1 year	$ 126
3 years	$ 393
5 years	$ 681
10 years	$ 1,500

  VA High Income Fund

  FUND FACTS:

  Goals:

  High Current Income
  Capital Growth

  Principal Investment:

  Low- and High-Rated Fixed Income Securities

  Class of Shares Offered in this Prospectus:

  Class 2

  Investment Advisor:

  Evergreen
  Investment
  Management
  Company, LLC

  Portfolio Managers:

  By Team

  Dividend Payment Schedule:

  Annually

  INVESTMENT GOAL

  The Fund seeks a high level of current income. Capital growth is a secondary objective when consistent with the objective of seeking high current income.

  INVESTMENT STRATEGY

  The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 2.

  The Fund invests primarily in both low-and high-rated fixed-income securities, including debt securities, convertible securities, and preferred stocks that are consistent with its primary investment objective of high current income. The Fund may at times hold a substantial portion of its assets in mortgage-backed and other asset-backed securities. The Fund may also invest up to 50% of its assets in foreign securities.

  The Fund may invest in debt securities of any maturity. The portfolio managers will adjust the expected average life of the investments held in the Fund from time to time, depending on their assessment of relative yields and risks of securities of different maturities and their expectations of future changes in interest rates.

  The Fund may invest a portion of its assets (and normally will invest at least 65% of its assets) in securities rated Baa or lower by Moody’s Investors Service, Inc. (Moody’s) or BBB or lower by Standard & Poor’s Ratings Services (S&P) and in unrated securities determined by the portfolio manager to be of comparable quality, in an attempt to capture higher yields. The Fund may at times invest up to 10% of its assets in securities rated in the lower grades (Ca or C in the case of Moody’s and CC, C or D in the case of S&P or in unrated securities determined by the portfolio manager to be of comparable quality), if the portfolio managers believe that there are prospects for an upgrade in a security’s rating or a favorable conversion of a security into other securities.

  The Fund seeks its secondary objective of capital growth, when consistent with its primary objective of seeking high current income, by investing in securities that may be expected to appreciate in value as a result of declines in long-term interest rates or of favorable developments affecting the business or prospects of the issuer, which may improve the issuer’s financial condition and credit rating.

  The Fund typically invests in debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, including mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations (CMOs) issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the full faith and credit of the U.S. government. Securities issued by FNMA or FHLMC, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

  RISK FACTORS

  Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 2 under the headings:

    Stock Market Risk
    Interest Rate Risk
    Credit Risk
    Foreign Investment Risk
  The Fund is subject to the risks associated with investing in below investment grade bonds. These bonds are commonly referred to as “high yield” or “junk” bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

  In addition, the Fund may also be subject to the risks associated with investing in mortgage-backed and other asset-backed securities. Asset-backed securities are created by the grouping of certain government-related loan, automobile and credit card receivables and other lender assets, such as mortgages, into pools. Interests in these pools are sold as individual securities. Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

  For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

  PERFORMANCE

  The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

  The table below shows the percentage gain or loss for Class 2 shares of the Fund in each full calendar year since 6/30/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. Contract, policy, separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

  Year-by-Year Total Return for Class 2 Shares (%) 1
1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
						1.31	10.27	6.90	18.11

Best Quarter:	4th Quarter 2001	+ 7.07%[1]
Worst Quarter:	3rd Quarter 2001	- 2.62%[1]

  The next table lists the Fund’s average annual total return for Class 2 shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch High Yield Master Index (MLHYMI). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

  Average Annual Total Return
  (for the period ended 12/31/2003) 1
	Inception Date of Class	1 year	5 year	10 year	Performance Since 6/30/1999
Class 2	7/31/2002	18.11%	N/A	N/A	8.98%
MLHYMI [2]		27.23%	N/A	N/A	7.37%

  1.  Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

  2.  Copyright 2004. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

  EXPENSES

  This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

  You pay no shareholder transaction fees.

  Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class 2
Management Fees	0.70%
12b-1 Fees	0.25%
Other Expenses	0.28%
Total Fund Operating Expenses	1.23%

  The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

  Example of Fund Expenses
After:	Class 2
1 year	$ 125
3 years	$ 390
5 years	$ 676
10 years	$ 1,489

  VA International Equity Fund

  FUND FACTS:

  Goals:

  Long-term Capital Growth
  Modest Income

  Principal Investment:

  Equity Securities of Non-U.S. Companies in Developed Markets

  Class of Shares Offered in this Prospectus:

  Class 2

  Investment Advisor:

  Evergreen
  Investment
  Management
  Company, LLC

  Portfolio Managers:

  By Team

  Dividend Payment Schedule:

  Annually

  INVESTMENT GOAL

  The Fund seeks long-term capital growth and secondarily, modest income.

  INVESTMENT STRATEGY

  The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 2.

  The Fund will normally invest 80% of its assets in equity securities issued by established, quality non-U.S. companies located in countries with developed markets and may purchase securities across all market capitalizations. The Fund may also invest in emerging markets. The Fund normally invests at least 65% of its assets in the securities of companies in at least three different countries (other than the U.S.). The portfolio managers seek both growth and value opportunities. For growth investments, the portfolio managers seek, among other things, good business models, good management and growth in cash flows. For value investments, the portfolio managers seek companies that are undervalued in the marketplace compared to their assets. The Fund intends to seek modest income from dividends paid by its equity holdings. Excluding repurchase agreements and other cash equivalents, the Fund intends to invest substantially all of its assets in the securities of non-U.S. issuers.

  RISK FACTORS

  Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 2 under the headings:

    Stock Market Risk
    Market Capitalization Risk
    Investment Style Risk
    Foreign Investment Risk
  An investment in a fund that concentrates its investments in a single country or a few countries entails greater risk than an investment in a fund that invests its assets in numerous countries. The Fund may be vulnerable to any financial, economic, political or other development in the country or countries in which it invests. As a result, the Fund’s shares may fluctuate more widely in value than those of a fund investing in a number of different countries.

  In addition, the Fund may also be subject to an emerging markets risk. An “emerging market” is any country considered to be emerging or developing with a relatively low gross national product, but which has the potential for rapid growth (which can lead to instability). Investing in securities of emerging countries has many risks. Emerging countries are generally small and rely heavily on international trade and could be adversely affected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

  For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

  PERFORMANCE

  The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

  The table below shows the percentage gain or loss for Class 2 shares of the Fund in each full calendar year since 8/17/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

  Year-by-Year Total Return for Class 2 Shares (%) 1
1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
					38.22	- 5.06	- 18.18	- 10.52	31.06

Best Quarter:	4th Quarter 1999	+ 26.01%[1]
Worst Quarter:	3rd Quarter 2002	- 15.56%[1]

  The next table lists the Fund’s average annual total return for Class 2 shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (MSCI EAFE Free). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest in an index.

  Average Annual Total Return
  (for the period ended 12/31/2003) 1
	Inception Date of Class	1 year	5 year	10 year	Performance Since 8/17/1998
Class 2	7/31/2002	31.06%	4.72%	N/A	3.17%
MSCI EAFE Free		38.59%	- 0.09%	N/A	2.91%

  1.  Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

  EXPENSES

  This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

  You pay no shareholder transaction fees.

  Annual Fund Operating Expenses (expenses that are deducted from Fund assets) 2
Class 2
Management Fees	0.66%
12b-1 Fees	0.25%
Other Expenses	0.46%
Total Fund Operating Expenses	1.37%

  2.  These fees have been restated to reflect current fees.

  The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

  Example of Fund Expenses
After:	Class 2
1 year	$ 139
3 years	$ 434
5 years	$ 750
10 years	$ 1,646

  VA Omega Fund

  FUND FACTS:

  Goal:

  Long-term Capital Growth

  Principal Investment:

  U.S. Common Stocks of All Market Capitalizations

  Class of Shares Offered in this Prospectus:

  Class 2

  Investment Advisor:

  Evergreen
  Investment
  Management
  Company, LLC

  Portfolio Managers:

  By Team

  Dividend Payment Schedule:

  Annually

  INVESTMENT GOAL

  The Fund seeks long-term capital growth.

  INVESTMENT STRATEGY

  The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 2.

  The Fund invests primarily, and under normal conditions substantially all of its assets, in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Fund’s portfolio managers employ a growth style of equity management. “Growth” stocks are stocks of companies which the Fund’s portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. The Fund may invest up to 25% of its assets in foreign securities.

  RISK FACTORS

  Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 2 under the headings:

    Stock Market Risk
    Market Capitalization Risk
    Investment Style Risk
    Foreign Investment Risk
  For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

  PERFORMANCE

  The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

  The table below shows the percentage gain or loss for Class 2 shares of the Fund in each full calendar year since 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

  Year-by-Year Total Return for Class 2 Shares (%) 1
1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
				22.25	47.24	- 12.46	- 14.79	- 25.45	39.61

Best Quarter:	4th Quarter 1999	+ 29.99%[1]
Worst Quarter:	4th Quarter 2000	- 25.00%[1]

  The next table lists the Fund’s average annual total return for Class 2 shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000® Growth Index (Russell 1000 Growth). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

  Average Annual Total Return
  (for the period ended 12/31/2003) 1
	Inception Date of Class	1 year	5 year	10 year	Performance Since 3/6/1997
Class 2	7/31/2002	39.61%	2.71%	N/A	6.65%
Russell 1000 Growth		29.75%	- 5.11%	N/A	3.88%

  1.  Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

  EXPENSES

  This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

  You pay no shareholder transaction fees.

  Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class 2
Management Fees	0.52%
12b-1 Fees	0.25%
Other Expenses	0.20%
Total Fund Operating Expenses	0.97%

  The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

  Example of Fund Expenses
After:	Class 2
1 year	$ 99
3 years	$ 309
5 years	$ 536
10 years	$ 1,190

  VA Special Equity Fund

  FUND FACTS:

  Goal:

  Capital Growth

  Principal Investment:

  Common Stocks of Small Companies

  Class of Shares Offered in this Prospectus:

  Class 2

  Investment Advisor:

  Evergreen
  Investment
  Management
  Company, LLC

  Portfolio Managers:

  By Team

  Dividend Payment Schedule:

  Annually

  INVESTMENT GOAL

  The Fund seeks capital growth.

  INVESTMENT STRATEGY

  The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 2.

  The Fund normally invests at least 80% of its assets in common stocks of small U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 2000® Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 2000® Index. As of its last reconstitution on June 30, 2003, the Russell 2000® Index had a market capitalization range of approximately $34 million to $1.7 billion. Although the Fund intends, under normal circumstances, to be fully invested in common stocks of small U.S. companies, the remaining 20% of the Fund's assets may be represented by cash or invested in various cash equivalents. The Fund's portfolio managers select stocks of companies which they believe have the potential for accelerated growth in earnings and price.

  RISK FACTORS

  Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 2 under the headings:

    Stock Market Risk
    Market Capitalization Risk
    Investment Style Risk
  For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices." For a definition of the index mentioned above, please see "Index Descriptions" at the back of this prospectus.

  PERFORMANCE

  The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

  The table below shows the percentage gain or loss for Class 2 shares of the Fund in each full calendar year since 9/29/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

  Year-by-Year Total Return for Class 2 Shares (%) 1
1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
						- 8.41	- 8.11	- 27.38	51.84

Best Quarter:	2nd Quarter 2003	+ 21.40%
Worst Quarter:	3rd Quarter 2002	- 21.08%[1]

  The next table lists the Fund’s average annual total return for Class 2 shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000® Growth Index (Russell 2000 Growth). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

  Average Annual Total Return
  (for the period ended 12/31/2003) 1
	Inception Date of Class	1 year	5 year	10 year	Performance Since 9/29/1999
Class 2	7/31/2002	51.84%	N/A	N/A	2.33%
Russell 2000 Growth		48.54%	N/A	N/A	- 0.29%

  1.  Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

  EXPENSES

  This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

  You pay no shareholder transaction fees.

  Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class 2
Management Fees	0.92%
12b-1 Fees	0.25%
Other Expenses	0.26%
Total Fund Operating Expenses [2]	1.43%

  2.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.28%.

  The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

  Example of Fund Expenses
After:	Class 2
1 year	$ 146
3 years	$ 452
5 years	$ 782
10 years	$ 1,713

  VA Special Values Fund

  FUND FACTS:

  Goal:

  Capital Growth

  Principal Investment:

  Small-Cap U.S. Common Stocks

  Class of Shares Offered in this Prospectus:

  Class 2

  Investment Advisor:

  Evergreen
  Investment
  Management
  Company, LLC

  Portfolio Managers:

  By Team

  Dividend Payment Schedule:

  Annually

  INVESTMENT GOAL

  The Fund seeks capital growth in the value of its shares.

  INVESTMENT STRATEGY

  The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 2.

  The Fund normally invests at least 80% of its assets in common stocks of small U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 2000® Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 2000® Index. As of its last reconstitution on June 30, 2003, the Russell 2000® Index had a market capitalization range of approximately $34 million to $1.7 billion. The remaining 20% of the Fund's assets may be represented by cash or invested in various cash equivalents or common stocks of any market capitalization. The Fund’s portfolio managers seek to limit the investment risk of small company investing by seeking stocks that trade below what the portfolio managers consider their intrinsic value. The Fund’s portfolio managers look specifically for various growth triggers, or catalysts, that will bring the stock’s price into line with its actual or potential value, such as new products, new management, changes in regulation and/or restructuring potential.

  RISK FACTORS

  Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 2 under the headings:

    Stock Market Risk
    Market Capitalization Risk
    Investment Style Risk
  For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices." For a definition of the index mentioned above, please see "Index Descriptions" at the back of this prospectus.

  PERFORMANCE

  The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

  The table below shows the percentage gain or loss for Class 2 shares of the Fund in each full calendar year since 5/1/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

  Year-by-Year Total Return for Class 2 Shares (%) 1
1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
					12.07	20.71	18.11	- 12.63	29.20

Best Quarter:	4th Quarter 2001	+ 22.32%[1]
Worst Quarter:	3rd Quarter 2002	- 21.71%[1]

  The next table lists the Fund’s average annual total return for Class 2 shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000® Value Index (Russell 2000 Value). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest in an index.

  Average Annual Total Return
  (for the period ended 12/31/2003) 1
	Inception Date of Class	1 year	5 year	10 year	Performance Since 5/1/1998
Class 2	7/31/2002	29.20%	12.52%	N/A	10.40%
Russell 2000 Value		46.03%	12.28%	N/A	7.72%

  1.  Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

  EXPENSES

  This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

  You pay no shareholder transaction fees.

  Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class 2
Management Fees	0.87%
12b-1 Fees	0.25%
Other Expenses	0.27%
Total Fund Operating Expenses [2]	1.39%

  2.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.25%.

  The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

  Example of Fund Expenses
After:	Class 2
1 year	$ 142
3 years	$ 440
5 years	$ 761
10 years	$ 1,669

  VA Strategic Income Fund

  FUND FACTS:

  Goals:

  High Current Income
  Capital Growth

  Principal Investments:

  Domestic Below Investment Grade Bonds
  Foreign Debt Securities
  U.S. Government Securities

  Class of Shares Offered in this Prospectus:

  Class 2

  Investment Advisor:

  Evergreen
  Investment
  Management
  Company, LLC

  Portfolio Managers:

  By Team

  Dividend Payment Schedule:

  Annually

  INVESTMENT GOAL

  The Fund seeks high current income from interest on debt securities. Secondarily, the Fund considers potential for growth of capital in selecting securities.

  INVESTMENT STRATEGY

  The following supplements the investment strategies discussed in the ''Overview of Fund Risks'' on page 2.

  The Fund intends to allocate its assets principally between domestic below investment grade bonds and other debt securities (which may be denominated in U.S. dollars or in non-U.S. currencies) of foreign governments and foreign corporations. In addition, the Fund will, from time to time, allocate a portion of its assets to U.S. government securities, including zero-coupon U.S. Treasury securities, asset-backed securities, such as mortgage-backed securities, and money market instruments. This allocation will be made on the basis of the portfolio managers' assessment of global opportunities for high income and high investment return. The Fund may invest in securities from countries considered to be emerging markets. From time to time, the Fund may invest 100% of its assets in either U.S. or foreign securities. While the Fund may invest in securities of any maturity, it is currently expected that the Fund will not invest in securities with maturities of more than 30 years. The Fund’s portfolio managers take an aggressive approach to investing while seeking to control risk through diversification, credit analysis, economic analysis, interest rate forecasts and review of sector and industry trends.

  The Fund typically invests in debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, including mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations (CMOs) issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the full faith and credit of the U.S. government. Securities issued by FNMA or FHLMC, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

  RISK FACTORS

  Your investment in the Fund is subject to the risks discussed in the ''Overview of Fund Risks'' on page 2 under the headings:

    Interest Rate Risk
    Credit Risk
    Foreign Investment Risk
  The Fund is subject to the risks associated with investing in below investment grade bonds. These bonds are commonly referred to as “high yield” or “junk” bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

  In addition, the Fund may also be subject to the risks associated with investing in mortgage-backed and other asset-backed securities. Asset-backed securities are created by the grouping of certain government-related loan, automobile and credit card receivables and other lender assets, such as mortgages, into pools. Interests in these pools are sold as individual securities. Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

  In addition to the risks normally associated with foreign investing, the Fund may be subject to the risks more specifically associated with investing in emerging markets. An emerging market is any country considered to be emerging or developing, has a relatively low per capita gross national product, but the potential for rapid growth (which can lead to instability). Emerging countries may rely on international trade and could be adversely affected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

  For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

  PERFORMANCE

  The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

  The table below shows the percentage gain or loss for Class 2 shares of the Fund in each full calendar year since 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

  Year-by-Year Total Return for Class 2 Shares (%) 1
1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
				5.91	1.64	- 0.69	6.21	15.46	16.50

Best Quarter:	2nd Quarter 2003	+ 6.83%
Worst Quarter:	1st Quarter 2000	- 1.78%[1]

  The next table lists the Fund’s average annual total return for Class 2 shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Lehman Brothers Aggregate Bond Index (LBABI). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index

  Average Annual Total Return
  (for the period ended 12/31/2003) 1
	Inception Date of Class	1 year	5 year	10 year	Performance Since 3/6/1997
Class 2	7/31/2002	16.50%	7.60%	N/A	7.21%
LBABI		4.10%	6.62%	N/A	7.49%

  1.  Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

  EXPENSES

  This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

  You pay no shareholder transaction fees.

  Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Class 2
Management Fees	0.49%
12b-1 Fees	0.25%
Other Expenses	0.29%
Total Fund Operating Expenses	1.03%

  The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

  Example of Fund Expenses
After:	Class 2
1 year	$ 105
3 years	$ 328
5 years	$ 569
10 years	$ 1,259

  THE FUNDS' INVESTMENT ADVISOR

  An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $401 billion in consolidated assets as of 12/31/2003. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

  Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $109.4 billion in assets for the Evergreen funds as of 12/31/2003. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

  For the fiscal year end 12/31/2003, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

Fund	% of the Fund's average daily net assets
VA Core Bond Fund	0.32%
VA Foundation Fund	0.75%
VA Fund	0.73%
VA Growth Fund	0.62%
VA Growth and Income Fund	0.75%
VA High Income Fund	0.70%
VA International Equity Fund	0.61%
VA Omega Fund	0.52%
VA Special Equity Fund	0.77%
VA Special Values Fund	0.73%
VA Strategic Income Fund	0.49%

  THE FUNDS' SUB-ADVISOR

  Tattersall Advisory Group, Inc. (TAG) is the sub-advisor to VA Core Bond Fund and the fixed income portion of the VA Foundation Fund. There is no additional charge to the Funds for the services provided by TAG. TAG has been managing fixed income accounts since 1976 and manages over $8.3 billion in assets for 8 of the Evergreen funds as of 12/31/2003. TAG is located at 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

  EIMC may pay a portion of its advisory fee to TAG for its services.

  THE FUNDS' PORTFOLIO MANAGERS

  VA Core Bond Fund

  The Fund is managed by a team of fixed income portfolio management professionals of TAG, with team members responsible for various fixed income sectors.

  VA Foundation Fund

  The equity portion of the Fund is co-managed by two of EIMC's teams of portfolio management professionals - Value Equity team and the Large Cap Core Growth team, with team members responsible for various sectors.

  The fixed income portion of the Fund is managed by a team of fixed income portfolio management professionals of TAG, with team members responsible for various fixed income sectors.

  VA Fund

  The Fund is managed by two of EIMC's teams of portfolio management professionals - Large Cap Core Growth team and Value Equity team - with team members responsible for various sectors.

  VA Growth Fund

  The Fund is managed by a team of portfolio management professionals from EIMC's Small Cap Growth team, with team members responsible for various sectors.

  VA Growth and Income Fund
  VA Special Values Fund

  Each Fund is managed by a team of portfolio management professionals from EIMC’s Value Equity team, with team members responsible for various sectors.

  VA High Income Fund
  VA Strategic Income Fund

  Each Fund is managed individually by a team of portfolio management professionals from EIMC’s High Yield Bond team, with team members responsible for various sectors.

  VA International Equity Fund

  The Fund is managed by a team of portfolio management professionals from EIMC’s International Equity team, with team members responsible for various sectors.

  VA Omega Fund

  The Fund is managed by a team of portfolio management professionals from EIMC's Large Cap Core Growth team, with team members responsible for various sectors.

  VA Special Equity Fund

  The Fund is managed by a team of portfolio management professionals from EIMC's Special Equity team, with team members responsible for various sectors.

  CALCULATING THE SHARE PRICE

  The value of one share of a Fund, also known as the net asset value, or NAV, is calculated by adding up the Fund’s total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. A Fund’s NAV is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The NAV of each class of shares is calculated separately.

  The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

  Each security held by a Fund is valued using the most recent market data for that security. If no recent market data is available for a given security, or if the available data is deemed not to be indicative of current value, the Fund will price that security at a fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

  Closing market prices for foreign securities in particular may not reflect current value as of the time the Fund values its shares. Many foreign markets close substantially before 4:00 p.m. Eastern Time, and events occurring after such close may materially affect the value of securities traded in those markets. To address this, the Funds’ fair value pricing policies provide for valuing foreign securities at fair value if an event or development has occurred subsequent to the close of the foreign market that would materially affect the value of the security. Substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. Under the Funds’ fair value pricing policies, the values of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by the Funds to a significant extent.

  HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

  The Funds offer two classes of shares. Only Class 2 shares are offered in this prospectus. The Fund offers Class 2 shares at NAV with no front-end or deferred sales charge. Class 2 shares are subject to 12b-1 fees. Pay particularly close attention to the fee structure so you know how much you will be paying before you invest.

  Additional Compensation to Financial Services Firms

  EIMC or Evergreen Investment Services, Inc. (EIS) has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, Rule 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. Please contact your investment professional for more details regarding these arrangements. Please contact an Evergreen funds service representative for a listing of financial services firms with whom we have such arrangements.

  Short-Term Trading Policy

  Excessive short-term trading in a Fund’s shares by investors can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm Fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of or otherwise negatively impact the value of the Fund’s shares.

  To limit the negative effects on the Funds of short-term trading, the Funds have adopted certain restrictions on trading by investors. Investors are limited to three “round trip” exchanges per calendar quarter and five “round trip” exchanges per calendar year. A “round trip” exchange occurs when an investor exchanges from one fund to another fund and back to the original fund. In addition, each Fund reserves the right to reject any purchase or exchange, and to terminate an investor’s investment or exchange privileges, if the Fund determines in its sole discretion that the trading activity by the investor may be materially detrimental to the interests of long-term shareholders. The Funds may reject purchases or exchanges, or terminate investment or exchange privileges, even if the investor has not exceeded the three-per-quarter/five-per-year limits described above. In considering whether trading activity may be materially detrimental to the interests of long-term shareholders, the Funds consider a number of factors such as the frequency of trading by the investor, the amount involved in the investor’s trades, and the length of time the investment is held, along with other factors.

  The Evergreen funds attempt to enforce the foregoing trading restrictions by monitoring purchases, sales and exchanges on a daily basis. However, there are certain limitations on the Funds’ ability to detect and prevent trading that would violate these restrictions. For example, while the Funds have access to trading information relating to investors who trade and hold their shares directly with the Funds, the Funds may not have access to such information for investors who trade through financial intermediaries such as broker/dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Funds. In the case of omnibus accounts, the Funds do not have access to information regarding trading activity by individual investors, and therefore are unable to monitor for excessive short-term trading or violations of the Funds’ trading restrictions. For these and other reasons, it is possible that excessive short-term trading or trading in violation of the Funds’ trading restrictions may occur despite the Funds’ efforts to prevent them.

  PARTICIPATING INSURANCE COMPANIES

  The Funds were organized to serve as investment vehicles for separate accounts funding variable annuity contracts and variable life insurance policies issued by certain life insurance companies. The Funds do not currently foresee any disadvantages to the holders of the contracts or policies arising from the fact that the interests of holders of those contracts or policies may differ due to the difference of tax treatment and other considerations. Nevertheless, the Board of Trustees has established procedures for the purpose of identifying any irreconcilable material conflicts that may arise and to determine what action, if any, would be taken in response thereto. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the participating insurance companies. The Evergreen Variable Annuity Trust assumes no responsibility for such prospectuses.

  HOW TO BUY AND REDEEM SHARES

  Investors may not purchase or redeem shares of a Fund directly, but only through variable annuity contracts or variable life insurance policies offered through separate accounts of participating insurance companies. Investors should refer to the prospectus of the variable annuity contracts or variable life insurance policies for information on how to purchase such contracts or policies, how to select specific Evergreen Variable Annuity Funds as investment options for the contracts or policies, how to redeem funds or change investment options and any fees associated with a purchase or redemption.

  The separate accounts of the participating insurance companies place orders to purchase and redeem shares of a Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts or variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to the contracts or policies.

  Timing of Proceeds

  Normally, we will send your redemption proceeds on the next business day after we receive a request; however, we reserve the right to wait up to seven business days to redeem any investments.

  OTHER SERVICES

  Automatic Reinvestment of Distributions

  All dividends and capital gains are distributed to the separate accounts of participating insurance companies and are automatically reinvested, unless requested otherwise by the separate account.

  THE TAX CONSEQUENCES OF INVESTING
  IN THE FUNDS

  Fund Distributions

  Each Fund passes along to the separate accounts the net income or profits it receives from its investments. The Funds expect that any distributions to separate accounts will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

    Dividends. The Funds pay an annual distribution from the dividends, interest and other income on the securities in which they invest.
    Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year.
  For a discussion of the tax consequences of variable annuity contracts or variable life insurance policies, refer to the prospectus of the variable annuity contract or variable life insurance policies offered by the participating insurance company. Variable annuity contracts or variable life insurance policies purchased through insurance company separate accounts should provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the owner. Depending on the variable annuity contract or variable life insurance policy, distributions from the contract or policy may be subject to ordinary income tax and, in addition, a 10% penalty tax on distributions before age 59½. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

  FEES AND EXPENSES OF THE FUNDS

  Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

  Management Fee

  The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

  12b-1 Fees

  The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class 2 shares. Up to 0.25% of the average daily net assets of Class 2 shares may be payable as 12b-1 fees; however, all or a portion of the 12b-1 fees may be voluntarily waived from time to time. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of a Fund to the public. The Funds may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

  Other Expenses

  Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the separate accounts pay no transaction fees.

  Total Fund Operating Expenses

  The total cost of running the Fund is called the expense ratio. The separate accounts are not charged these fees directly; instead they are taken out before the Fund’s NAV is calculated, and are expressed as a percentage of the Fund’s average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: (i) total return in the Fund is reduced in direct proportion to the fees; (ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund’s investment advisor may waive a portion of the Fund’s expenses for a period of time, reducing its expense ratio.

  Recoupment of Previously Waived Expenses

  From time to time, the Funds' investment advisor may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit a Fund's operating expenses. The amount of any fees or expenses waived or reimbursed is subject to later recoupment by the investment advisor for a period of up to three fiscal years following the year in which the waiver or reimbursement occurred. For more complete information regarding the current status of any possible recoupment for previously waived or reimbursed fees, including the amount, please see each Fund's latest Annual or Semi-annual Report.

  FINANCIAL HIGHLIGHTS

  This section looks in detail at the results for one Class 2 share of the Funds - how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables for the Funds have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Reports as well as the SAI, which is available upon request.

  VA Core Bond Fund

	Year Ended December 31,
CLASS 2	2003	2002 [1]
Net asset value, beginning of period	$ 10.23	$ 10.00
Income from investment operations
Net investment income	0.34	0.15
Net realized and unrealized gains or losses on securities	0.03	0.29
Total from investment operations	0.37	0.44

Distributions to shareholders from
Net investment income	- 0.41	- 0.14
Net realized gains	- 0.02	- 0.07
Tax basis return of capital	- 0.01	0
Total distributions to shareholders	- 0.44	- 0.21

Net asset value, end of period	$ 10.16	$ 10.23
Total return [2]	3.61%	4.38%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 21,835	$ 20,499
Ratios to average net assets
Expenses [3]	0.87%	0.90%[4]
Net investment income	3.17%	3.47%[4]
Portfolio turnover rate	153%	178%

  1.  For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

  2.  Total return does not reflect charges attributable to your insurance company's separate account.

  3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

  4.  Annualized

  VA Foundation Fund

Year Ended December 31,
CLASS 2	2003 [1]	2002 [1,2]
Net asset value, beginning of period	$ 11.50	$ 11.72
Income from investment operations
Net investment income	0.18	0.10
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.60	- 0.04
Total from investment operations	1.78	0.06

Distributions to shareholders from
Net investment income	- 0.27	- 0.28

Net asset value, end of period	$ 13.01	$ 11.50
Total return [3]	15.48%	0.51%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 1,239	$ 182
Ratios to average net assets
Expenses [4]	1.20%	1.16%[5]
Net investment income	1.42%	2.00%[5]
Portfolio turnover rate	145%	165%

  1.  Net investment income per share is based on average shares outstanding during the period.

  2.  For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

  3.  Total return does not reflect charges attributable to your insurance company's separate account.

  4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

  5.  Annualized

  VA Fund

	Year Ended December 31,
CLASS 2	2003 [1]	2002 [1,2]
Net asset value, beginning of period	$ 9.50	$ 9.74
Income from investment operations
Net investment income	0.02	0.02
Net realized and unrealized gains or losses on securities and foreign currency related transactions	2.54	- 0.26
Total from investment operations	2.56	- 0.24

Distributions to shareholders from
Net investment income	- 0.06	0

Net asset value, end of period	$ 12.00	$ 9.50
Total return [3]	27.08%	- 2.46%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 4,887	$ 3
Ratios to average net assets
Expenses [4]	1.29%	1.26%[5]
Net investment income	0.14%	0.53%[5]
Portfolio turnover rate	172%	117%

  1.  Net investment income per share is based on average shares outstanding during the period.

  2.  For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

  3.  Total return does not reflect charges attributable to your insurance company's separate account.

  4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

  5.  Annualized

  VA Growth Fund

Year Ended December 31,
CLASS 2	2003 [1]	2002 [1,2]
Net asset value, beginning of period	$ 8.71	$ 8.79
Income from investment operations
Net investment loss	- 0.11	- 0.03
Net realized and unrealized gains or losses on securities	3.48	- 0.05
Total from investment operations	3.37	- 0.08

Net asset value, end of period	$ 12.08	$ 8.71
Total return [3]	38.69%	- 0.91%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 2,570	$ 264
Ratios to average net assets
Expenses [4]	1.26%	1.20%[5]
Net investment loss	- 1.03%	- 0.87%[5]
Portfolio turnover rate	118%	94%

  1.  Net investment loss per share is based on average shares outstanding during the period.

  2.  For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

  3.  Total return does not reflect charges attributable to your insurance company's separate account.

  4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

  5.  Annualized

  VA Growth and Income Fund

	Year Ended December 31,
CLASS 2	2003	2002 [1,2]
Net asset value, beginning of period	$ 11.86	$ 12.29
Income from investment operations
Net investment income	0.11	0.08
Net realized and unrealized gains or losses on securities and foreign currency related transactions	3.42	- 0.37
Total from investment operations	3.53	- 0.29

Distributions to shareholders from
Net investment income	- 0.09	- 0.14

Net asset value, end of period	$ 15.30	$ 11.86
Total return [3]	29.77%	- 2.39%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 24,131	$ 67
Ratios to average net assets
Expenses [4]	1.24%	1.21%[5]
Net investment income	1.12%	1.65%[5]
Portfolio turnover rate	30%	76%

  1.  For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

  2.  Net investment income per share is based on average shares outstanding during the period.

  3.  Total return does not reflect charges attributable to your insurance company's separate account.

  4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

  5.  Annualized

  VA High Income Fund

Year Ended December 31,
CLASS 2	2003 [1]	2002 [2]
Net asset value, beginning of period	$ 9.91	$ 9.77
Income from investment operations
Net investment income	0.80	0.15
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.99	0.26
Total from investment operations	1.79	0.41

Distributions to shareholders from net investment income	- 1.27	- 0.27

Net asset value, end of period	$ 10.43	$ 9.91
Total return [3]	18.11%	4.16%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 7,804	$ 965
Ratios to average net assets
Expenses [4]	1.25%	1.27%[5]
Net investment income	7.39%	7.63%[5]
Portfolio turnover rate	77%	87%

  1.  Net investment income per share is based on average shares outstanding during the period.

  2.  For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

  3.  Total return does not reflect charges attributable to your insurance company's separate account.

  4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

  5.  Annualized

  VA International Equity Fund

  (formerly Evergreen VA International Growth Fund)
Year Ended December 31,
CLASS 2	2003 [1]	2002 [2]
Net asset value, beginning of period	$ 8.24	$ 8.95
Income from investment operations
Net investment income (loss)	- 0.01	0.02
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	2.56	- 0.60
Total from investment operations	2.55	- 0.58

Distributions to shareholders from
Net investment income	- 0.09	- 0.13

Net asset value, end of period	$ 10.70	$ 8.24
Total return [3]	31.06%	- 6.42%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 7,797	$ 477
Ratios to average net assets
Expenses [4]	1.34%	1.18%[5]
Net investment income (loss)	- 0.15%	0.42%[5]
Portfolio turnover rate	132%	76%

  1.  Net investment loss per share is based on average shares outstanding during the period.

  2.  For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

  3.  Total return does not reflect charges attributable to your insurance company's separate account.

  4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

  5.  Annualized

  VA Omega Fund

Year Ended December 31,
CLASS 2	2003	2002 [1,2]
Net asset value, beginning of period	$ 10.78	$ 11.13
Income from investment operations
Net investment loss	- 0.03	- 0.01
Net realized and unrealized gains or losses on securities	4.30	- 0.34
Total from investment operations	4.27	- 0.35

Net asset value, end of period	$ 15.05	$ 10.78
Total return [3]	39.61%	- 3.14%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 7,609	$ 822
Ratios to average net assets
Expenses [4]	0.99%	0.96%[5]
Net investment loss	- 0.46%	- 0.27%[5]
Portfolio turnover rate	180%	184%

  1.  For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

  2.  Net investment loss per share is based on average shares outstanding during the period.

  3.  Total return does not reflect charges attributable to your insurance company's separate account.

  4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

  5.  Annualized

  VA Special Equity Fund

Year Ended December 31,
CLASS 2	2003	2002 [1,2]
Net asset value, beginning of period	$ 7.08	$ 7.26
Income from investment operations
Net investment loss	- 0.04	- 0.02
Net realized and unrealized gains or losses on securities	3.71	- 0.16
Total from investment operations	3.67	- 0.18

Net asset value, end of period	$ 10.75	$ 7.08
Total return [3]	51.84%	- 2.48%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 1,232	$ 28
Ratios to average net assets
Expenses [4]	1.29%	1.37%[5]
Net investment loss	- 1.00%	- 0.56%[5]
Portfolio turnover rate	288%	169%

  1.  For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

  2.  Net investment loss is based on average shares outstanding during the period.

  3.  Total return does not reflect charges attributable to your insurance company's separate account.

  4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

  5.  Annualized

  VA Special Values Fund

  (formerly Evergreen VA Small Cap Value Fund)
	Year Ended December 31,
CLASS 2	2003	2002 [1,2]
Net asset value, beginning of period	$ 10.65	$ 11.39
Income from investment operations
Net investment income	0	0.02
Net realized and unrealized gains or losses on securities	3.11	- 0.49
Total from investment operations	3.11	- 0.47

Distributions to shareholders from
Net investment income	0	- 0.01
Net realized gains	0	- 0.26
Total distributions to shareholders	0	- 0.27

Net asset value, end of period	$ 13.76	$ 10.65
Total return [3]	29.20%	- 4.11%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 7,479	$ 1,055
Ratios to average net assets
Expenses [4]	1.26%	1.28%[5]
Net investment income (loss)	- 0.11%	0.46%[5]
Portfolio turnover rate	98%	61%

  1.  For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

  2.  Net investment income per share is based on average shares outstanding during the period.

  3.  Total return does not reflect charges attributable to your insurance company's separate account.

  4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

  5.  Annualized

  VA Strategic Income Fund

Year Ended December 31,
CLASS 2	2003 [1]	2002 [1,2]
Net asset value, beginning of period	$ 9.88	$ 9.57
Income from investment operations
Net investment income	0.57	0.26
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.05	0.59
Total from investment operations	1.62	0.85

Distributions to shareholders from
Net investment income	- 1.01	- 0.54

Net asset value, end of period	$ 10.49	$ 9.88
Total return [3]	16.50%	8.88%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 7,493	$ 339
Ratios to average net assets
Expenses [4]	1.04%	1.05%[5]
Net investment income	5.33%	6.12%[5]
Portfolio turnover rate	114%	189%

  1.  Net investment income per share is based on average shares outstanding during the period.

  2.  For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

  3.  Total return does not reflect charges attributable to your insurance company's separate account.

  4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

  5.  Annualized

  OTHER FUND PRACTICES

  The Funds may invest in futures and options, which are forms of derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to protect against market decline, to maintain a Fund's exposure to its market, to manage cash or attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

  The Funds may borrow money, an investment practice typically used only for temporary or emergency purposes, such as meeting redemptions. Although not a principal investment practice, VA High Income Fund may also use borrowing to purchase additional securities. Borrowing is a form of leverage, that may magnify a Fund’s gain or loss. When a Fund has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income and may also either offset any potential capital gains or increase losses. VA High Income Fund currently intends to use leverage in order to adjust the dollar-weighted average duration of the portfolio.

  The Funds may lend their securities. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

  While not principal investment strategies, VA Omega Fund and VA Special Equity Fund may each invest in foreign securities. VA Omega Fund may invest up to 25% (however, the Fund's current intention is to invest no more than 15%) of its assets in foreign securities. VA Special Equity Fund may invest up to 10% of its assets in foreign securities. A Fund which uses this kind of investment strategy is subject to the "Foreign Investment Risk" discussed in the "Overview of Fund Risks" on page 2.

  VA High Income Fund may enter into interest rate swaps and other interest rate transactions, such as interest rate caps, floors and collars, in an attempt to protect the value of its portfolio from interest rate fluctuations and to adjust the interest rate sensitivity of its portfolio. The Fund intends to use the interest rate transactions as a hedge and not as a speculative investment. The Fund’s ability to engage in certain interest rate transactions may be limited by tax considerations. The use of interest rate swaps and other interest rate transactions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. See “Swaps, Caps, Floors and Collars” in the SAI for more information.

  Generally, the portfolio managers of VA Fund, VA Growth Fund, VA International Equity Fund, VA High Income Fund, VA Omega Fund and VA Special Equity Fund do not take portfolio turnover into account in making investment decisions. This means a Fund could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Fund and its shareholders. It may also result in a Fund realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

  VA Omega Fund may also purchase stocks in initial public offerings (IPOs). Stocks purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Fund’s shares.

  Although not a principal investment strategy, VA International Equity Fund may invest in debt securities, including up to 10% of its assets in below investment grade debt securities. A Fund which uses this kind of investment strategy is subject to the "Interest Rate Risk" and "Credit Risk" discussed in the "Overview of Fund Risks" on page 2. Below investment grade bonds are commonly referred to as “junk” bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

  Although not a principal investment strategy, VA International Equity Fund may invest up to 10% of its assets in Real Estate Investment Trusts (REITs) or its foreign equivalents. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended.

  VA International Equity Fund invests in foreign securities, which may include foreign currencies transactions. As a result, the value of the Fund's shares will be affected by changes in exchange rates. To manage this risk, the Fund may enter into currency futures contracts and forward currency exchange contracts. Although the Fund uses these contracts to hedge the U.S. dollar value of a security it already owns, the Fund could lose money if it fails to predict accurately the future exchange rates. The Fund may engage in hedging with respect to foreign currencies to protect themselves against a possible decline in the value of another foreign currency in which certain of the Fund's investments are denominated. Use of this hedging technique cannot protect against exchange rate risk perfectly. If the Fund's investment advisor is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established. The Fund may purchase a foreign currency on a spot or a forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies in which the Fund’s holdings are denominated. The Fund may also engage in a type of foreign currency forward transaction called “proxy hedging” or “synthetic currency hedging”. In these types of transactions, the currency which is sold on a forward basis against another acts as a “proxy” for a different underlying currency which is less liquid but typically moves in concert with the proxy currency. For example, several Asian currencies typically trade similarly to the U.S. dollar. If the investment view is that the U.S. dollar will decline versus the Euro, the Fund may sell forward U.S. dollar currency contracts against the Euro as a way of protecting the currency value of its Asian equities. Thus the U.S. dollar has been sold forward as a proxy for Asian currencies. The success of this technique is dependent on the investment advisor’s ability to accurately predict the movement of the exchange rates. “Proxy hedging” is subject to the risk that the underlying currency ceases to correlate with its proxy currency. Forward currency transactions and “proxy hedging” transactions would represent a maximum of 25% of the Fund's assets.

  Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

  INDEX DESCRIPTIONS

Index	Description	Funds
Lehman Brothers Aggregate Bond Index (LBABI)	LBABI is an unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market, including U.S. government and U.S. government agency securities, corporate securities, and asset-backed securities.	VA Core Bond Fund VA Foundation Fund VA Strategic Income Fund
Merrill Lynch High Yield Master Index (MLHYMI)	MLHYMI is an unmanaged index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond market.	VA High Income Fund
Morgan Stanley Capital International Europe, Australasia and Far East Free Index (MSCI EAFE Free)	MSCI EAFE Free is an unmanaged broad market capitalization-weighted performance benchmark for developed market equity securities listed in Europe, Australasia and the Far East.	VA International Equity Fund
Russell 1000® Growth Index (Russell 1000 Growth)	Russell 1000 Growth is an unmanaged market capitalization-weighted index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.	VA Omega Fund
Russell 1000® Index (Russell 1000)	Russell 1000 is an unmanaged market capitalization-weighted index measuring the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.	VA Foundation Fund VA Fund VA Growth and Income Fund
Russell 1000® Value Index (Russell 1000 Value)	Russell 1000 Value is an unmanaged market capitalization-weighted index measuring the performance of those Russell 1000 companies with low price-to-book ratios and low forecasted earnings and growth rates.	VA Growth and Income Fund
Russell 2000® Growth Index (Russell 2000 Growth)	Russell 2000 Growth is an unmanaged market capitalization-weighted index measuring the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.	VA Growth Fund VA Special Equity Fund
Russell 2000® Index (Russell 2000)	The Russell 2000 is an unmanaged market capitalization-weighted index measuring the performance of the 2000 smallest companies in the Russell 3000® Index, representing approximately 10% of the total market capitalization of the Russell 3000® Index.	VA Special Values Fund VA Special Equity Fund
Russell 2000® Value Index (Russell 2000 Value)	Russell 2000 Value is an unmanaged market capitalization-weighted index measuring the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3000 largest U.S. companies based on total market capitalization.	VA Special Values Fund

  Information Line for Hearing and Speech Impaired (TTY/TDD)

  Call 1.800.343.2888

  Write us a letter
  Evergreen Investments
  P.O. Box 8400
  Boston, MA 02266-8400

  For express, registered or certified mail
  Evergreen Investments
  66 Brooks Drive, Suite 8400
  Braintree, MA 02184-3800

  For More Information About the Evergreen Variable Annuity Funds, Ask for:

    Each Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund’s portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.
    The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.
  For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.847.5397 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

  Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

  Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.,
  200 Berkeley Street, Boston, MA 02116-5034.
  0000005 (5/04)

  SEC File No.: 811-08716
  Evergreen Investments
  200 Berkeley Street
  Boston, MA 02116-5034